Volkswagen Auto Lease Trust 2015-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-16	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					7/18/2016
2	Payment Date					7/20/2016
3	Collection Period				5/29/2016	6/30/2016	33
4	Monthly Interest Period - Actual				6/20/2016	7/19/2016	30
5	Monthly Interest - Scheduled						30

B. SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	85,364,177.53	—	16,890,007.01	68,474,170.52	0.3043296
8	Class A-2-B Notes	447,000,000.00	169,590,165.99	—	33,554,813.91	136,035,352.08	0.3043296
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$791,954,343.52	$—	$50,444,820.92	$741,509,522.60

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$1,078,533,351.00			$1,028,088,530.08

14	NPV Lease Payments Receivable	738,790,911.57	256,977,385.87			231,793,403.35
15	NPV Base Residual	972,128,536.10	821,555,965.13			796,295,126.73

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	61,889.03	0.2750624	16,951,896.04	75.3417602
18	Class A-2-B Notes	0.76805%	0.44805%	108,544.77	0.2428295	33,663,358.68	75.3095272
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			745,250.46		51,190,071.38

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						22,365,034.48
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						24,008,958.95
24	Sales Proceeds via Customer - Scheduled Terminations						9,881,110.23
25	Security Deposits for Terminated Accounts						6,100.00
26	Excess Wear and Tear Received						152,476.34
27	Excess Mileage Charges Received						181,947.71
28	Other Recoveries Received						93,328.32

29	Subtotal: Total Collections						56,688,956.03

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						23,655.94

33	Total Available Funds, prior to Servicer Advances						56,712,611.97

34	Servicer Advance						—

35	Total Available Funds						56,712,611.97

36	Reserve Account Draw						—

37	Available for Distribution						56,712,611.97

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						898,777.79
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						745,250.46
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					55,063,583.72
51	Regular Principal Distribution Amount					50,444,820.92
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						50,444,820.92
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						4,618,762.80

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		791,954,343.52
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,028,088,530.08)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		791,954,343.52
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(741,509,522.60)

63	Regular Principal Distribution Amount		50,444,820.92

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,028,088,530.08
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		741,509,522.60

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		56,712,611.97
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		898,777.79
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		745,250.46
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		55,063,583.72
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		55,063,583.72

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		3,023.23

90	Subtotal: Reserve Fund Available for Distribution		8,557,620.47
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,557,620.47
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		3,023.23

95	Equals: Ending Reserve Account Balance		8,554,597.24

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	800	12,051,455.13
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(9,939,470.71)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(353,148.17)
101	Less: Excess Wear and Tear Received		(152,476.34)
102	Less: Excess Mileage Received		(181,947.71)

103	Current Period Net Residual Losses/(Gains)	800	1,424,412.20

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	3,673	2,153,886.13
106	Current Period Net Residual Losses (Item 101)	800	1,424,412.20

107	Ending Cumulative Net Residual Losses	4,473	3,578,298.33

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.21%

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,710,919,448	1,028,088,530
111	Aggregate Base Residual Value			1,148,071,534	854,249,103
112	Number of Current Contracts			69,355	50,879
113	Weighted Average Lease Rate			2.64%	2.60%
114	Average Remaining Term			28.6	11.5
115	Average Original Term			39.2	39.1
116	Proportion of Base Prepayment Assumption Realized				149.39%
117	Actual Monthly Prepayment Speed				1.35%
118	Turn-in Ratio on Scheduled Terminations				93.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		52,817	1,216,623,852	1,078,533,351
120	Depreciation/Payments			(18,512,360)	(15,895,562)
121	Gross Credit Losses		(29)	(635,955)	(648,323)
122	Early Terminations - Regular		(1,109)	(24,238,403)	(21,849,481)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	856,904	(56)	(862,356)	(794,621)
125	Scheduled Terminations - Sold at Auction	1,839,619	(294)	(4,759,581)	(4,402,949)
126	Scheduled Terminations - Purchased by Dealer	7,185,288	(450)	(7,535,820)	(6,853,885)

127	Pool Balance - End of Period		50,879	1,160,079,376	1,028,088,530

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		50,170	1,015,189,404	98.75%
130	31 - 90 Days Delinquent		593	10,716,815	1.04%
131	91+ Days Delinquent		116	2,182,311	0.21%

132	Total		50,879	1,028,088,530	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			29	648,323
135	Aggregate Liquidation Proceeds on charged-off units				(180,673)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(94,184)

139	Current Period Aggregate Net Credit Losses/(Gains)			29	373,465

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			414	4,459,303
142	Current Period Net Credit Losses (Item 136)			29	373,465

143	Ending Cumulative Net Credit Losses			443	4,832,768

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.28%

145	Aging of Scheduled Maturies Not Sold				Units

146	0 - 60 Days since Contract Maturity				821
147	61 - 120 Days since Contract Maturity				475
148	121+ Days since Contract Maturity				229

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

	Payment Date	Scheduled Reduction (1)
	8/20/2016	41,185,888
	9/20/2016	48,274,335
	10/20/2016	59,478,057
	11/20/2016	47,577,189
	12/20/2016	33,000,603
	1/20/2017	40,581,701
	2/20/2017	41,321,469
	3/20/2017	47,904,745
	4/20/2017	64,928,684
	5/20/2017	61,080,796
	6/20/2017	70,031,220
	7/20/2017	79,259,052
	8/20/2017	63,842,720
	9/20/2017	58,689,172
	10/20/2017	55,087,383
	11/20/2017	52,371,986
	12/20/2017	45,853,752
	1/20/2018	23,144,495
	2/20/2018	18,258,823
	3/20/2018	17,076,413
	4/20/2018	14,591,929
	5/20/2018	12,193,228
	6/20/2018	9,434,762
	7/20/2018	4,689,243
	8/20/2018	3,684,812
	9/20/2018	3,253,873
	10/20/2018	4,367,845
	11/20/2018	4,384,049
	12/20/2018	2,468,423
	1/20/2019	71,881
	2/20/2019	—
	3/20/2019	—
	4/20/2019	—
	5/20/2019	—
	6/20/2019	—
	7/20/2019	—
	8/20/2019	—
	9/20/2019	—
	10/20/2019	—
	11/20/2019	—
	12/20/2019	—
	1/20/2020	—
	2/20/2020	—
	3/20/2020	—
	4/20/2020	—
	5/20/2020	—
	6/20/2020	—
	7/20/2020	—
	8/20/2020	—
	9/20/2020	—
	10/20/2020	—
	11/20/2020	—
	12/20/2020	—
	1/20/2021	—
	2/20/2021	—
	3/20/2021	—
	4/20/2021	—
	5/20/2021	—

	Total:	1,028,088,530.06

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month